Summary of Significant Accounting Policies - Estimated Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2019
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	12 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	40 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	15 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	12 years